Citigroup Mortgage Loan Trust 2023-RP2 ABS-15G

Exhibit 99.1 - Schedule 6

Deal Loan Count:	7

Rating Agency ATR QM Data Fields

Loans in Report:	7

Edgar Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
20002730	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	10124.28	XXXXXX	7.0528	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
20002728	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	995	XXXXXX	7.4069	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
20002735	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	995	XXXXXX	7.7309	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
20002734	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	3548	XXXXXX	7.12	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
20002733	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	995	XXXXXX	7.4102	Employed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
20002732	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	3042.5	XXXXXX	6.9248	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
20002731	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	995	XXXXXX	7.1328	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0

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